Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other current liabilities
Summary of other current liabilities

	December 31, 2022	December 31, 2023
	RMB	RMB
Professional service fee	9,391	6,319
Advertising expense payables	5,893	2,703
Promotional expense payables	1,099	5,862
Others	7,308	5,582
Total	23,691	20,466